Marketable Securities and Securities Investments (Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Available for Sale Securities, Cost
Due in one year or less	¥ 139,341
Due after one year through five years	411,540
Due after five years through ten years	283,286
Due after ten years	990,451
Total	1,824,618
Available-for-sale securities, Fair value
Due in one year or less	135,351
Due after one year through five years	416,016
Due after five years through ten years	318,272
Due after ten years	1,145,876
Total	2,015,515
Held-to-maturity securities, Cost
Due in one year or less	6,972
Due after one year through five years	19,916
Due after five years through ten years	337,696
Due after ten years	5,783,936
Held-to-maturity securities, Cost	6,148,520	¥ 5,462,503
Held-to-maturity securities, Fair value
Due in one year or less	7,058
Due after one year through five years	20,761
Due after five years through ten years	390,072
Due after ten years	7,194,123
Total	¥ 7,612,014	¥ 7,511,683